SUBSEQUENT EVENTS - Distributions (Details) - USD ($)																																																								3 Months Ended				9 Months Ended		12 Months Ended
		Aug. 11, 2017	Aug. 01, 2017	Jul. 31, 2017	Jul. 27, 2017	Jul. 20, 2017	Jul. 18, 2017	Jul. 07, 2017	Jun. 30, 2017	Jun. 07, 2017	Jun. 01, 2017	May 31, 2017	May 25, 2017	May 15, 2017	May 12, 2017	May 01, 2017	Apr. 28, 2017	Apr. 25, 2017	Apr. 24, 2017	Apr. 19, 2017	Apr. 07, 2017	Mar. 31, 2017	Mar. 10, 2017	Feb. 28, 2017	Feb. 15, 2017	Feb. 14, 2017	Feb. 01, 2017	Jan. 31, 2017	Jan. 23, 2017	Jan. 09, 2017	Nov. 14, 2016	Oct. 20, 2016	Aug. 12, 2016	Jul. 21, 2016	May 13, 2016	Apr. 21, 2016	Feb. 12, 2016	Jan. 21, 2016	Nov. 13, 2015	Oct. 22, 2015	Aug. 14, 2015	Jul. 23, 2015	May 15, 2015	Apr. 23, 2015	Apr. 01, 2015	Feb. 13, 2015	Jan. 22, 2015	Nov. 14, 2014	Oct. 23, 2014	Aug. 14, 2014	Jul. 23, 2014	May 15, 2014	Apr. 25, 2014	Feb. 14, 2014	Jan. 16, 2014	Mar. 31, 2017		Mar. 31, 2016		Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Jan. 31, 2016	Jan. 01, 2016	Mar. 31, 2015
Distributions
Accounts payable to affiliates	[1]																					$ 7,000,000																																		$ 7,000,000						$ 8,000,000		$ 8,000,000
General Partner IDRs paid																										$ 2,000,000					$ 2,000,000		$ 2,000,000		$ 1,000,000		$ 1,000,000		$ 1,000,000		$ 1,000,000							$ 1,000,000														6,000,000		2,000,000		$ 1,000,000
Partnership distribution																																																								93,000,000	[1]					$ 276,000,000	[2]	268,000,000	[2]	292,000,000	[2]
Equity contribution	[2]																																																															$ 2,000,000
Partnership's share of distributions	[1]																																																							$ 28,000,000		$ 41,000,000
Northern Border
Distributions
Ownership interest (as a percent)				50.00%					50.00%			50.00%					50.00%					50.00%																																		50.00%						50.00%
Great Lakes
Distributions
Ownership interest (as a percent)			46.45%													46.45%						46.45%																																		46.45%						46.45%		46.45%						46.45%
Iroquois
Distributions
Ownership interest (as a percent)			49.34%								49.34%
Portland Natural Gas Transmission System
Distributions
Ownership interest (as a percent)																																																																				49.90%
Portland Natural Gas Transmission System
Distributions
Interest acquired by Partnership (as a percent)																						61.71%																																		61.71%						61.71%
Portland Natural Gas Transmission System
Distributions
Ownership interest (as a percent)											11.81%																																																										49.90%
Interest acquired by Partnership (as a percent)											61.71%
Subsequent event
Distributions
Total cash distribution		$ 74,000,000												$ 68,000,000												68,000,000
Subsequent event | Iroquois
Distributions
Ownership interest (as a percent)			49.34%
Subsequent event | Portland Natural Gas Transmission System
Distributions
Interest acquired by Partnership (as a percent)											11.81%
Subsequent event | Portland Natural Gas Transmission System
Distributions
Ownership interest, including acquired interest (as a percent)											61.71%
Subsequent event | Portland Natural Gas Transmission System | Iroquois
Distributions
Purchase price											$ 765,000,000
Subsequent event | Distribution declared | Northern Border
Distributions
Distribution declared								$ 14,000,000		$ 12,000,000					$ 14,000,000						$ 13,000,000		$ 9,000,000		$ 18,000,000					$ 16,000,000
Subsequent event | Distribution declared | Great Lakes
Distributions
Distribution declared							$ 15,000,000													$ 43,000,000										$ 14,000,000
Subsequent event | Distribution declared | Iroquois
Distributions
Distribution declared					$ 28,000,000
Subsequent event | Distribution declared | Northern Border
Distributions
Partnership distribution								$ 14,000,000		$ 12,000,000					$ 14,000,000						$ 13,000,000
Subsequent event | Distribution declared | Great Lakes
Distributions
Partnership distribution							$ 15,000,000													$ 43,000,000
Subsequent event | Distribution declared | Iroquois
Distributions
Partnership distribution					$ 28,000,000
Subsequent event | Cash Distribution Paid | Northern Border
Distributions
Partnership's share of distributions				$ 7,000,000					$ 6,000,000			$ 7,000,000					$ 7,000,000					$ 5,000,000		$ 9,000,000				$ 8,000,000
Subsequent event | Cash Distribution Paid | Great Lakes
Distributions
Partnership's share of distributions			$ 7,000,000													$ 20,000,000											$ 7,000,000
Subsequent event | Cash Distribution Paid | Iroquois
Distributions
Partnership's share of distributions			14,000,000
Common units and General Partner interest combined
Distributions
Total distribution of general partner interest and IDR payment																																																								$ 4,000,000
General Partner
Distributions
Partnership distribution																																																								4,000,000	[1]					$ 10,000,000	[2]	$ 7,000,000	[2]	$ 5,000,000	[2]
Equity contribution																																													$ 2,000,000																			$ 2,000,000
TC PipeLines GP, Inc. | Subsequent event
Distributions
Ownership interest (as a percent)						2.00%												2.00%
General partner cash distributions						$ 5,000,000												$ 3,000,000								4,000,000
Ownership interest in the Partnership (as a percent)						2.00%												2.00%
Total Distribution For General Partner Interest						$ 2,000,000												$ 1,000,000								2,000,000
TC PipeLines GP, Inc. | Common units and General Partner interest combined
Distributions
General Partner IDRs paid																																																								$ 2,000,000		1,000,000
TC PipeLines GP, Inc. | General Partner
Distributions
Ownership interest in the Partnership (as a percent)																																													2.00%											2.00%				2.00%	2.00%	2.00%		2.00%		2.00%
Total Distribution For General Partner Interest																																																								$ 2,000,000		1,000,000
TC PipeLines GP, Inc. | General Partner | Subsequent event | Distribution declared
Distributions
Distribution declared for IDRs						$ 3,000,000												$ 2,000,000								2,000,000
TC PipeLines GP, Inc. | 3.90% Senior Notes due 2027 | Unsecured debt | Subsequent event
Distributions
Amount of debt													$ 500,000,000
Stated interest rate (as a percent)													3.90%
Net proceeds													$ 497,000,000
Transaction between entities under common control | Subsequent event | Portland Natural Gas Transmission System
Distributions
Ownership interest, including acquired interest (as a percent)											61.71%
Capital and operating costs | Subsequent event
Distributions
Accounts payable to affiliates									$ 28,000,000
TransCanada | Subsequent event | Great Lakes
Distributions
Contract term																			10 years
Total contract value																			$ 758,000,000
Forecast | Subsequent event | Iroquois
Distributions
Ownership interest (as a percent)											49.34%
Future option to acquire (as a percent)											0.66%
Forecast | Subsequent event | Portland Natural Gas Transmission System
Distributions
Interest acquired by Partnership (as a percent)											11.81%
Forecast | Subsequent event | Portland Natural Gas Transmission System
Distributions
Ownership interest, including acquired interest (as a percent)											61.71%
Purchase price											$ 55,000,000
Purchase price adjustments											3,000,000
Assumption of proportional debt											5,000,000
Forecast | Subsequent event | Portland Natural Gas Transmission System | Portland Natural Gas Transmission System And Iroquois Acquisition
Distributions
Purchase price											765,000,000
Purchase price adjustments											9,000,000
Forecast | Subsequent event | Iroquois
Distributions
Purchase price											710,000,000
Purchase price adjustments											6,000,000
Assumption of proportional debt											164,000,000
Amount of future option to acquire											$ 1,000
Forecast | Subsequent event | Cash Distribution Paid | Iroquois
Distributions
Partnership's share of distributions			$ 14,000,000
Forecast | Transaction between entities under common control | Subsequent event | Portland Natural Gas Transmission System
Distributions
Interest acquired by Partnership (as a percent)											11.81%
Forecast | Transaction between entities under common control | Subsequent event | Iroquois
Distributions
Interest acquired by Partnership (as a percent)											49.34%
Common units
Distributions
Per Unit Distribution, declared (in dollars per unit)																													$ 0.94			$ 0.94		$ 0.94		$ 0.89		$ 0.89		$ 0.89		$ 0.89		$ 0.84			$ 0.84		$ 0.84		$ 0.84		$ 0.81		$ 0.81
Total cash distribution																																																								$ 68,000,000		$ 60,000,000
Distribution declared																													$ 64,000,000			$ 63,000,000		$ 62,000,000		$ 58,000,000		$ 57,000,000		$ 57,000,000		$ 56,000,000		$ 54,000,000			$ 54,000,000		$ 53,000,000		$ 53,000,000		$ 51,000,000		$ 50,000,000
Limited Partners, Distributions paid																										64,000,000					$ 63,000,000		$ 62,000,000		$ 58,000,000		57,000,000		$ 57,000,000		$ 56,000,000		$ 54,000,000			$ 54,000,000		$ 53,000,000		$ 53,000,000		$ 51,000,000		$ 50,000,000
Number of units	[1]																					68,600,000																																		68,600,000		64,700,000				67,400,000		64,300,000		63,600,000
Common units | Subsequent event
Distributions
Per Unit Distribution, declared (in dollars per unit)		$ 0.06				$ 1.00												$ 0.94											$ 0.94
Distribution declared		$ 69,000,000												65,000,000				$ 65,000,000								64,000,000
Common units | Limited Partners
Distributions
Partnership distribution																																																								$ 64,000,000	[1]					$ 240,000,000	[2]	$ 221,000,000	[2]	$ 207,000,000	[2]
Number of units																																																														67,454,831
Common units | TC PipeLines GP, Inc. | Subsequent event
Distributions
Per Unit Distribution, declared (in dollars per unit)						$ 1.00
Total cash distribution						$ 74,000,000
Distribution declared						69,000,000
Limited Partners, Distributions paid		6,000,000				6,000,000								5,000,000
General partner cash distributions						$ 11,000,000																				5,000,000
Common units | TC PipeLines GP, Inc. | Subsequent event | Distribution declared
Distributions
Increase to Partnership's quarterly distribution (per unit)						$ 0.06
Common units | TC PipeLines GP, Inc. | Limited Partners
Distributions
Number of units																		5,797,106																																												5,797,106
Common units | TC PipeLines GP, Inc. | Limited Partners | Subsequent event
Distributions
Number of units						5,797,106												5,797,106											5,797,106
Common units | TransCanada | Subsequent event
Distributions
Limited Partners, Distributions paid		$ 11,000,000												$ 11,000,000												11,000,000
Common units | TransCanada | Limited Partners
Distributions
Number of units																																																														11,287,725
Common units | TransCanada | TC PipeLines GP, Inc.
Distributions
Number of units																		11,287,725
Common units | TransCanada | TC PipeLines GP, Inc. | Subsequent event
Distributions
Number of units						11,287,725												11,287,725											11,287,725
Class B units
Distributions
Distribution declared																													$ 22,000,000									$ 12,000,000																		22,000,000
Limited Partners, Distributions paid																										22,000,000											$ 12,000,000																			22,000,000	[1]	$ 12,000,000	[1]			$ 12,000,000	[1]
Class B units | Subsequent event
Distributions
Distribution declared																													$ 22,000,000
Limited Partners, Distributions paid																										$ 22,000,000
Class B units | Limited Partners
Distributions
Partnership distribution																																																								$ 22,000,000	[1]					$ 12,000,000	[2]
Class B units | TransCanada | Limited Partners
Distributions
Number of units																																																														1,900,000

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
[2]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).